Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000172959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LGM Risk Managed Total Return Fund - Institutional Class
Without Sales Load [Member] | C000172959
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	4.53%	3.70%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	7.03%	(1.35%)	0.42%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%	15.94%	13.72%